Unaudited Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Unaudited Interim Condensed Consolidated Statements of Operations and Other Comprehensive Income (Loss)
Revenue	€ 1,245	€ 14,436	€ 2,138	€ 26,809
Cost of sales	(2,212)	(40,723)	(3,087)	(82,412)
Selling and distribution expenses	(1,244)	(1,002)	(2,207)	(1,957)
Research and development expenses	(34,879)	(31,093)	(72,473)	(58,918)
General and administrative expenses	(25,394)	(15,931)	(41,803)	(35,050)
Other operating income	1,020	1,023	1,548	5,154
Other operating expenses	(281)	(329)	(588)	(563)
Operating loss	(61,746)	(73,620)	(116,473)	(146,938)
Finance income	2,344	2,533	5,749	6,303
Finance expenses	(565)	(155)	(897)	(495)
Loss before income tax	(59,966)	(71,243)	(111,621)	(141,129)
Income tax benefit/ (expense)	406	(1,301)	(23)	(1,967)
Net loss for the period	(59,560)	(72,543)	(111,644)	(143,096)
Items that may be subsequently reclassified to profit or loss
Foreign currency adjustments	(231)	(23)	(344)	(79)
Total comprehensive loss for the period	€ (59,791)	€ (72,566)	€ (111,988)	€ (143,175)
Net loss per share - basic (in dollars per share)	€ (0.26)	€ (0.32)	€ (0.5)	€ (0.64)
Net loss per share - diluted (in dollars per share)	€ (0.26)	€ (0.32)	€ (0.5)	€ (0.64)